Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Changes in Property, Plant and Equipment

Changes in property, plant and equipment:

	Balance at January 1, 2024	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at June 30, 2024
Buildings	4,305,145	193,748	(2,735)	(128,719)	(253,990)	4,113,449
Land	1,209,739	17,038	(729)	—	(103,663)	1,122,385
Machinery and equipment	4,310,590	386,950	(9,619)	(316,406)	(196,111)	4,175,404
Facilities	764,036	102,720	(39)	(26,365)	(103,272)	737,080
Computer equipment	166,291	35,516	(138)	(24,420)	(5,539)	171,710
Vehicles (land and air)	272,663	19,565	(3,957)	(20,995)	(21,590)	245,686
Construction in progress	1,636,719	(159,505)	(2,629)	—	(101,983)	1,372,602
Other	253,006	31,805	(155)	(19,572)	(7,575)	257,509
	12,918,189	627,837	(20,001)	(536,477)	(793,723)	12,195,825
	Balance at January 1, 2023	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at June 30, 2023
Buildings	3,779,963	359,384	(3,117)	(126,184)	141,460	4,151,506
Land	1,056,590	23,918	(188)	—	47,785	1,128,105
Machinery and equipment	3,832,826	476,665	(20,668)	(293,616)	126,324	4,121,531
Facilities	575,290	120,001	(284)	(21,244)	55,083	728,846
Computer equipment	116,263	28,756	(406)	(21,018)	4,124	127,719
Vehicles (land and air)	214,898	69,761	(4,157)	(20,406)	9,970	270,066
Construction in progress	2,124,483	(276,194)	—	—	79,408	1,927,697
Other	215,050	19,497	(8,639)	(16,871)	6,418	215,455
	11,915,363	821,788	(37,459)	(499,339)	470,572	12,670,925

(1)      Additions for each category includes transfers from construction in progress during the period.

Changes in property, plant and equipment:
	Balance at January 1, 2023	Adjustment in business combination(3)	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2023
Buildings	3,779,963	4	680,142	(32,725)	(263,669)	141,430	4,305,145
Land	1,056,590	—	118,254	(14,345)	—	49,240	1,209,739
Machinery and equipment	3,832,826	10,180	989,430	(37,382)	(610,850)	126,386	4,310,590
Facilities	575,290	—	184,128	(2,783)	(44,024)	51,425	764,036
Computer equipment	116,263	—	90,951	(710)	(44,804)	4,591	166,291
Vehicles (land and air)	214,898	—	99,659	(8,736)	(43,559)	10,401	272,663
Construction in progress	2,124,483	—	(558,747)	(4,046)	—	75,029	1,636,719
Other	215,050	(15)	77,369	(9,105)	(36,973)	6,740	253,066
	11,915,363	10,169	1,681,186	(109,832)	(1,043,879)	465,242	12,918,249
	Balance at January 1, 2022	Acquired in business combination(2)	Additions net of transfers(1)	Disposals	Business combination adjustment(4)	Depreciation	Exchange rate variation	Balance at December 31, 2022
Buildings	3,500,837	120,213	360,757	(3,900)	5	(235,102)	37,154	3,779,964
Land	944,922	81,496	25,770	(5,316)	—	—	9,718	1,056,590
Machinery and equipment	3,569,854	90,861	738,953	(6,308)	75	(569,888)	9,279	3,832,826
Facilities	487,028	854	86,100	(92)	—	(32,225)	33,625	575,290
Computer equipment	121,960	705	39,875	(4,299)	—	(41,298)	(679)	116,264
Vehicles (land and air)	180,960	12,306	61,945	(7,497)	12	(34,571)	1,743	214,898
Construction in progress	1,218,888	4,990	892,255	(980)	—	—	9,330	2,124,483
Other	183,840	6,198	61,123	(1,557)	12	(34,968)	400	215,048
	10,208,289	317,623	2,266,778	(29,949)	104	(948,052)	100,570	11,915,363
	Balance at January 1, 2021	Acquired in business combination(2)	Additions net of transfers(1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2021
Buildings	3,298,443	137,443	398,731	(13,789)	(204,340)	(115,651)	3,500,837
Land	933,072	24,883	29,937	(3,788)	—	(39,182)	944,922
Machinery and equipment	3,222,626	269,328	690,187	(10,364)	(506,569)	(95,354)	3,569,854
Facilities	448,944	—	97,708	(538)	(27,058)	(32,028)	487,028
Computer equipment	99,987	3,348	60,764	(253)	(40,633)	(1,253)	121,960
Vehicles (land and air)	122,597	53,032	46,105	(8,455)	(26,366)	(5,953)	180,960
Construction in progress	792,178	19,939	442,425	—	—	(35,654)	1,218,888
Other	159,742	4,461	51,668	(1,323)	(28,429)	(2,279)	183,840
	9,077,589	512,434	1,817,525	(38,510)	(833,395)	(327,354)	10,208,289

(1)      Additions for each category includes transfers from construction in progress during the period.

(2)      Refers to the acquisitions completed during the first half of 2022, such as King’s and Rivalea during the first quarter and, BioTech, during the second quarter.

(3)      Refers to the business combination adjustment of the acquisition of TriOak acquired for the year ended 2022 financial year.

(4)      Refers to the business combination adjustments of the acquisition of King’s and Rivalea acquired during the 2022 fiscal year and International Food Company Seara LLC acquired during the 2021 fiscal year.

Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress	As of December 31, 2023 the Group had into several purchase commitments for machinery and equipment, vehicles and construction in progress in the amount of US$388,325 (US$643,962 as of December 31, 2022).
				Net amount
	Useful life	Cost	Accumulated depreciation	December 31, 2023	December 31, 2022
Buildings	5 to 60 years	6,480,294	(2,175,149)	4,305,145	3,779,963
Land	—	1,209,739	—	1,209,739	1,056,590
Machinery and equipment	3 to 30 years	9,539,760	(5,229,170)	4,310,590	3,832,826
Facilities	10 to 30 years	1,176,199	(412,163)	764,036	575,290
Computer equipment	2 to 15 years	453,965	(287,674)	166,291	116,263
Vehicles (land and air)	3 to 35 years	438,490	(165,827)	272,663	214,898
Construction in progress	—	1,636,719	—	1,636,719	2,124,483
Others	2 to 25 years	602,590	(349,524)	253,066	215,050
		21,537,756	(8,619,507)	12,918,249	11,915,363